EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2004 Plans [Member]	Dec. 31, 2004 2004 Plans [Member]	Dec. 31, 2012 2004 Plans [Member] Minimum [Member]	Dec. 31, 2012 2004 Plans [Member] Maximum [Member]	Dec. 31, 2004 2004 Plans [Member] Annual Increase Lesser Of Two Options [Member]	Dec. 31, 2012 Candela Awards [Member] 1998 Plan [Member]	Dec. 31, 2012 Candela Awards [Member] 1998 Plan [Member] Director [Member]	Dec. 31, 2012 Candela Awards [Member] 2008 Plan [Member]	Dec. 31, 2012 Candela Awards [Member] 2008 Plan [Member] More Than 10% Shareholder [Member]	Mar. 13, 2012 Syneron Beauty [Member]	Dec. 31, 2012 Syneron Beauty [Member] 2011 Plan [Member]	Jan. 02, 2012 Light Instruments Ltd [Member] 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total number of shares authorized							2,000,000								4,300
Annual increase option one, number of shares										2,000,000
Annual increase option two, percentage of share capital										3.00%
Shares available for grant						3,929,934										0	248,060
Vesting period								3 years	4 years			2 years
Period before expiration						7 years								5 years		10 years	10 years
Ordinary shares, par value per share				0.01	0.01
Options and SARs outstanding											591,489		135,649			13,100
Granted	1,602,502														8,200		162,637
Fair value at grant date, RSU Granted	$ 11.15	$ 9.16	$ 10.27
Total fair value RSU vested	$ 466
Aggregate intrinsic value, exercised	$ 901	$ 4,001	$ 2,049